Acquisition (Details) (USD $)				9 Months Ended			12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	0 Months Ended		9 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		0 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2013 Minimum	Sep. 30, 2013 Maximum	Sep. 30, 2013 Developed technology	Dec. 31, 2012 Developed technology	Sep. 30, 2013 Domain names	Dec. 31, 2012 Domain names	Sep. 30, 2013 Customer relationships	Dec. 31, 2012 Customer relationships	Sep. 30, 2013 Non-compete agreements	Dec. 31, 2012 Non-compete agreements	Sep. 30, 2013 RSUs	Dec. 31, 2012 RSUs	Apr. 17, 2012 Crowd Factory	Dec. 31, 2012 Crowd Factory	Sep. 30, 2013 Crowd Factory Minimum	Sep. 30, 2013 Crowd Factory Maximum	Dec. 31, 2012 Crowd Factory Developed technology	Apr. 17, 2012 Crowd Factory Developed technology	Dec. 31, 2012 Crowd Factory Domain names	Apr. 17, 2012 Crowd Factory Domain names	Dec. 31, 2012 Crowd Factory Customer relationships	Apr. 17, 2012 Crowd Factory Customer relationships	Dec. 31, 2012 Crowd Factory Non-compete agreements	Apr. 17, 2012 Crowd Factory Non-compete agreements	Apr. 17, 2012 Crowd Factory RSUs	Apr. 17, 2012 Crowd Factory Common stock	Apr. 17, 2012 Crowd Factory Common stock Options	Apr. 17, 2012 Crowd Factory Series G Convertible preferred stock
Acquisition
Number of shares issued																													98,923		842,458
Value of shares issued																													$ 453,000		$ 12,300,000
Shares withheld in escrow (as a percent)																													12.00%		12.00%
Number of shares withheld in escrow																													11,872		101,095
Assumption of options to exercise shares, number																														89,405
Assumption of options to exercise shares, value																														295,100
Escrow shares withheld, period																12 months
Total purchase price allocation
Net tangible assets acquired																481,000
Intangible assets																					1,300,000		700,000		900,000		130,000
Goodwill																9,537,000
Total purchase price																13,048,000
Additional disclosures
Change in control bonuses paid to former employees																850,000
Granted to employees (in shares)														276,225	341,466													308,218
Value of shares granted to employees																												1,400,000
Estimated useful life of intangible assets				1 year	8 years 6 months	4 years	4 years 9 months 18 days	5 years 6 months	6 years 3 months 18 days	7 years	7 years 9 months 18 days	6 months	1 year 3 months 18 days					2 years	8 years 6 months	4 years 9 months 18 days		6 years 3 months 18 days		7 years 9 months 18 days		1 year 3 months 18 days
Components of identifiable intangible assets acquired
Estimated Fair Value																	3,030,000			1,300,000		700,000		900,000		130,000
Accumulated Amortization	1,681,000	1,173,000	633,000														397,000			205,000		71,000		75,000		46,000
Net Carrying Amount	2,584,000	2,734,000	244,000			925,000	1,095,000	554,000	629,000	746,000	825,000	35,000	84,000				2,633,000			1,095,000		629,000		825,000		84,000
Weighted Average Remaining Useful Life				1 year	8 years 6 months	4 years	4 years 9 months 18 days	5 years 6 months	6 years 3 months 18 days	7 years	7 years 9 months 18 days	6 months	1 year 3 months 18 days					2 years	8 years 6 months	4 years 9 months 18 days		6 years 3 months 18 days		7 years 9 months 18 days		1 year 3 months 18 days
Expected future amortization expense for purchased intangible assets
2013							229,000		100,000		106,000		65,000				500,000
2014						229,000	229,000	100,000	100,000	106,000	106,000	19,000	19,000				454,000
2015						229,000	229,000	100,000	100,000	106,000	106,000						435,000
2016						229,000	229,000	100,000	100,000	106,000	106,000						435,000
2017						181,000	179,000	100,000	100,000	106,000	106,000						385,000
2018 and beyond								129,000	129,000	295,000	295,000						424,000
Net Carrying Amount	$ 2,584,000	$ 2,734,000	$ 244,000			$ 925,000	$ 1,095,000	$ 554,000	$ 629,000	$ 746,000	$ 825,000	$ 35,000	$ 84,000				$ 2,633,000			$ 1,095,000		$ 629,000		$ 825,000		$ 84,000